Contingent consideration - non-current - Summary of liabilities - contingent consideration (Detail) - AUD ($)	Dec. 31, 2022	Jun. 30, 2022
Disclosure of contingent liabilities [line items]
Contingent consideration non current	$ 8,118,317	$ 8,208,945
Contingent consideration - Paxalisib [Member]
Disclosure of contingent liabilities [line items]
Contingent consideration non current	600,588	1,167,536
Contingent consideration – EVT801 [Member]
Disclosure of contingent liabilities [line items]
Contingent consideration non current	$ 7,517,729	$ 7,041,409